BORROWINGS	6 Months Ended
Jun. 30, 2023
Borrowings [abstract]
BORROWINGS
NOTE 16 - BORROWINGS
16.1 Analysis by nature

		At June 30, 2023						At December 31, 2022
(in millions of Euros)		Nominal Value in Currency	Nominal rate	Nominal Value in Euros	(Arrange-ment fees)	Accrued interests	Carrying value	Carrying value
Secured Pan-U.S. ABL (due 2026)		$97	Floating	89	—	1	90	81
Senior Unsecured Notes (A)
Issued November 2017 and	due 2026	$300	5.875%	276	(2)	6	280	285
Issued November 2017 and	due 2026	€400	4.250%	400	(3)	7	404	403
Issued June 2020 and	due 2028	$325	5.625%	299	(4)	1	296	301
Issued February 2021 and	due 2029	$500	3.750%	460	(5)	4	459	467
Issued June 2021 and	due 2029	€300	3.125%	300	(4)	4	300	300
Lease liabilities				157	—	—	157	168
Other loans (B)				42	—	—	42	51
Total Borrowings				2,023	(18)	23	2,028	2,056

Of which non-current							1,831	1,908
Of which current							197	148
(A)The Senior Unsecured Notes were issued by Constellium SE and are guaranteed by certain subsidiaries.
(B)Other loans include €33 million of financial liabilities relating to the sale and leaseback of assets that were considered to be financing arrangements in substance.
16.2 Undrawn credit facilities and overdraft arrangements
At June 30, 2023, the Group had a €100 million French Inventory facility in place. This committed asset-based credit facility matures in April 2025 and was undrawn at June 30, 2023. The Group also uses a €50 million Money Market facility, as well as overdraft agreements with its commercial banks for cash management purposes. These arrangements are uncommitted and were undrawn at June 30, 2023.
16.3 Covenants
The Group was in compliance with all applicable debt covenants at June 30, 2023 and December 31, 2022 and for the six months ended June 30, 2023.
16.4 Movements in borrowings

(in millions of Euros)	At June 30, 2023	At December 31, 2022
At January 1,	2,056	2,129
Cash flows
Repayments of long-term borrowings (A)	(5)	(192)
Net change in revolving credit facilities and short-term borrowings (B)	7	72
Lease repayments	(16)	(37)
Non-cash changes
Movement in accrued interest	(1)	(1)
Changes in leases and other loans	7	18
Deferred arrangement fees	2	3
Effects of changes in foreign exchange rates	(22)	64
At the end of the period	2,028	2,056
(A)For the twelve months ended December 31, 2022, repayments of long-term borrowings included the repayment of the Secured PGE French Facility.
(B)For the six months ended June 30, 2023, the net change in revolving credit facilities and short-term borrowings related mainly to the net proceeds from the Pan-U.S. ABL. For the twelve months ended December 31, 2022, the net change in revolving credit facilities and short-term borrowings included the net proceeds from the Pan-U.S. ABL and the repayment of the Swiss facility.
16.5 Currency concentration

(in millions of Euros)	At June 30, 2023	At December 31, 2022
U.S. Dollar	1,171	1,188
Euro	849	861
Other currencies	8	7
Total borrowings	2,028	2,056